SCHEDULE OF COST OF SALES (Details) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Inventory			$ 2,247,294	$ 1,974,878
Consulting and services			323,654	280,435
Other			13,990	22,695
Cost of sales	$ 1,356,526	$ 1,253,279	$ 2,584,938	$ 2,278,008